Refund of WoW Game Points (Details)	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY (¥)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2009 USD ($)	Dec. 31, 2009 CNY (¥)
Acquired Finite-Lived Intangible Assets
Liability related to refund of WOW game points					$ 24,418,783	¥ 169,998,682	$ 24,400,000	¥ 169,998,682
Other operating income	$ 3,700,000	¥ 26,000,000
Legal liability	2 years	2 years
Liability related to refund of WOW game points, release period	20 years	20 years
World of Warcraft ("WoW")
Acquired Finite-Lived Intangible Assets
Liability related to refund of WOW game points				¥ 170,000,000		¥ 170,000,000		¥ 170,000,000	$ 28,800,000	¥ 200,400,000
Restated
Acquired Finite-Lived Intangible Assets
Liability related to refund of WOW game points			$ 24,061,752	¥ 169,998,682	$ 24,100,000
Restated | World of Warcraft ("WoW")
Acquired Finite-Lived Intangible Assets
Liability related to refund of WOW game points									$ 28,400,000